Share Capital and warrants - Additional information (Detail)				12 Months Ended
	Jul. 23, 2021 USD ($)	Jan. 19, 2021 USD ($) $ / shares shares	Oct. 04, 2018	Nov. 30, 2022 USD ($) shares yr $ / shares	Nov. 30, 2021 USD ($) yr shares $ / shares	Mar. 31, 2021 shares
Disclosure of classes of share capital [line items]
Share based compensation expense				$ 3,604,000	$ 1,651,000
Deferred stock liability				589,000	710,000
Change in fair value				$ (221,000)	$ 209,000
Exercise period of options | yr				4.2	5.2
SAR Contractual Life			10 years
Net loss				$ (47,237,000)	$ (31,725,000)
Weighted average number of common shares outstanding | shares				95,253,348	92,350,198
Effect of share options number of ordinary shares | shares				5,146,731	3,271,017
Broker options common shares potentially issuable | shares				1,851,852	3,872,053
Potential conversion of aggregate principal amount				$ 27,500,000
Issued capital				$ 338,751,000	$ 335,752,000
Percentage of fixed commission rate on gross sales price				3.00%
Payments for share issue costs				$ 89,000	$ 3,394,000
Effect of share options number of Warrants shares | shares				8,130,550	8,130,550
ATM program [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares				1,600,000	0
Par value per share | $ / shares				$ 1.85
Effect of share options number of ordinary shares | shares				118,356	0
Number of shares issued and fully paid | shares				0
Proceeds from issuing shares				$ 2,960,000
Potential Aggregate offering price	$ 50,000,000
Payments for share issue costs				126,000	$ 0
Payments of financing costs				26,000	$ 621,000
Share issuance costs				$ 38,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 2.75
Number of shares issued and fully paid | shares		16,727,900
Proceeds from issuing shares		$ 46,002,000
Common stock, Conversion basis		one-half of one
Class of warrant or right, Number of securities called by each warrant or right | shares					233,400
Class of warrant or right, Outstanding | shares				8,130,550	8,130,550
Exercise price of each warrants | $ / shares				$ 3.18
Share issuance costs					$ 3,394,000
Warrants exercised for proceeds					742,000
Katana [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares						481,928
Number of shares issued and fully paid | shares						481,928
Two Thousand And Sixteen Shareholders Plan [Member]
Disclosure of classes of share capital [line items]
Shareholders rights covenants				The rights issued under the Plan will initially attach to and trade with the common shares, and no separate certificates will be issued unless a triggering event occurs. The rights will become exercisable only when an acquiring person, including any party related to it, acquires or attempts to acquire 20% or more of the outstanding shares without complying with the “Permitted Bid” provisions of the Plan or without approval of the Board of Directors. Subject to the terms and conditions set out in the Plan, each right would, upon exercise and payment of $5.00 per right, entitle a rights holder, other than the acquiring person and related parties, to purchase a number of common shares at twice the exercise price of $5.00 per right based on the average weighted market price of the common shares for the last 20 trading days preceding the common share acquisition date (as defined in the Plan’s rights). Under the Plan, a Permitted Bid is a bid made to all holders of common shares and which is open for acceptance for no less than 105 days. If, at the end of 105 days, at least 50% of the outstanding common shares, other than those owned by the offeror and certain related parties, has been tendered, the offeror may take up and pay for the common shares, but must extend the bid for a further 10 days to allow other shareholders to tender.
Stock Option Plan Two Thousand And Nineteen [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense				$ 3,860,000	$ 1,879,000
Exercise period of options | yr				10
Period of vesting of options				Generally, the options vest at the grant date or over a period of up to three years.
Remaining options available for issuance | shares				4,365,432	4,251,404
Stock Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense				$ 12,000	$ 53,000
Exercise period of options | yr				7.2	8.2
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense				$ 126,000	$ 78,000
Deferred stock units outstanding | shares				270,143	215,508
Deferred stock liability				$ 589,000	$ 710,000
Change in fair value				$ 221,000	$ (209,000)
Deferred Stock Units [Member] | Cash Settled Forward Contracts [Member]
Disclosure of classes of share capital [line items]
Shares outstanding | shares				270,143	220,171
Fair value of cash settled forward contracts				$ 603,000	$ 740,000
Change in fair value				$ (217,000)	212,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital					$ 668,000
Ordinary shares [member] | Two Thousand And Sixteen Shareholders Plan [Member]
Disclosure of classes of share capital [line items]
Price per share for the settlement of cash-settled forward stock contracts | $ / shares				$ 4.92	$ 5.84